Directors' and prescribed officers' remuneration - Executive directors and prescribed officers remuneration (Details) R in Thousands	12 Months Ended
	Dec. 31, 2021 ZAR (R) R / £ R / $	Dec. 31, 2020 ZAR (R) R / £ R / $	Dec. 31, 2019 ZAR (R)
Disclosure of transactions between related parties [line items]
Salary	R 90,179	R 110,134	R 106,605
Accrual of share-based payment benefits	104,550	127,097	120,478
Pension scheme total contributions	4,421	6,009	5,300
Total	R 199,150	243,240	232,383
Average foreign exchange rate (R/US$ rate) | R / $	14.79
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary	R 51,446
Cash bonus accrued for 2021 paid in 2022	30,532
Accrual of share-based payment benefits	699,885
Pension scheme total contributions	4,421
Expense allowance and other benefits	8,201
Total	794,485	296,393	142,143
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary	12,427
Cash bonus accrued for 2021 paid in 2022	7,793
Accrual of share-based payment benefits	269,473
Pension scheme total contributions	825
Expense allowance and other benefits	1,064
Total	R 291,582	R 57,973	31,917
Average foreign exchange rate (R/US$ rate) | R / $	14.79	16.46
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary	R 6,601
Cash bonus accrued for 2021 paid in 2022	4,204
Accrual of share-based payment benefits	131,151
Pension scheme total contributions	943
Expense allowance and other benefits	529
Total	143,428	R 28,963	16,024
Chris Bateman
Disclosure of transactions between related parties [line items]
Total		66,959	25,289
Shadwick Bessit
Disclosure of transactions between related parties [line items]
Total		14,789	10,595
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Total		29,159	7,898
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary	4,206
Cash bonus accrued for 2021 paid in 2022	2,590
Accrual of share-based payment benefits	64,068
Pension scheme total contributions	573
Expense allowance and other benefits	297
Total	71,734	16,655	9,284
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary	3,930
Cash bonus accrued for 2021 paid in 2022	2,378
Accrual of share-based payment benefits	51,720
Pension scheme total contributions	362
Expense allowance and other benefits	258
Total	58,648	15,286	8,117
Wayne Robinson
Disclosure of transactions between related parties [line items]
Salary
Cash bonus accrued for 2021 paid in 2022
Accrual of share-based payment benefits
Pension scheme total contributions
Expense allowance and other benefits
Total		19,272	10,044
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary	5,175
Cash bonus accrued for 2021 paid in 2022	3,251
Accrual of share-based payment benefits	73,712
Pension scheme total contributions	575
Expense allowance and other benefits	298
Total	83,011	18,873	9,428
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Salary	5,331
Cash bonus accrued for 2021 paid in 2022	3,254
Accrual of share-based payment benefits	105,053
Pension scheme total contributions	592
Expense allowance and other benefits	456
Total	114,686	22,975	13,547
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Salary	10,084
Cash bonus accrued for 2021 paid in 2022	4,870
Accrual of share-based payment benefits	3,247
Pension scheme total contributions	81
Expense allowance and other benefits	5,190
Total	R 23,472	R 2,614	0
Average foreign exchange rate (R/US$ rate) | R / £	20.33	21.10
Lerato Legong
Disclosure of transactions between related parties [line items]
Salary	R 3,447
Cash bonus accrued for 2021 paid in 2022	2,192
Accrual of share-based payment benefits	1,461
Pension scheme total contributions	470
Expense allowance and other benefits	109
Total	7,679	R 2,875	0
Mika Seitovirta
Disclosure of transactions between related parties [line items]
Salary	245
Cash bonus accrued for 2021 paid in 2022	0
Accrual of share-based payment benefits	0
Pension scheme total contributions	0
Expense allowance and other benefits	0
Total	R 245	R 0	R 0